Organization and Operations (Details Narrative) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Jan. 30, 2012	Mar. 31, 2011	Jan. 30, 2010
Notes to Financial Statements
Common stock	10,530,000	10,530,000		10,000,000	10,000,000
Par value			$ 0.0001		$ 0.0001
Paid in capital			$ 1,000		$ (1,000)
Capital account					$ 15,247
Undistributed earnings					$ 21,026